UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-05346)

Exact name of registrant as specified in charter:	Putnam Variable Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	December 31, 2016

Date of reporting period:	March 31, 2016

Item 1. Schedule of Investments:

VT George Putnam Balanced Fund

The fund's portfolio
3/31/16 (Unaudited)

COMMON STOCKS (60.8%)(a)
	Shares	Value

Basic materials (2.7%)

Air Products & Chemicals, Inc.	1,185	$170,699

Albemarle Corp.	673	43,025

Alcoa, Inc.	4,062	38,914

Axalta Coating Systems, Ltd.(NON)	4,037	117,880

Axiall Corp.	1,482	32,367

Cemex SAB de CV ADR (Mexico)(NON)	2,167	15,776

CF Industries Holdings, Inc.	1,531	47,982

Dow Chemical Co. (The)	7,376	375,143

E.I. du Pont de Nemours & Co.	6,735	426,460

Fortune Brands Home & Security, Inc.	3,761	210,766

LafargeHolcim, Ltd. (Switzerland)	469	21,833

Martin Marietta Materials, Inc.	415	66,197

Newmont Mining Corp.	2,959	78,650

Nucor Corp.	1,832	86,654

PPG Industries, Inc.	1,998	222,757

Praxair, Inc.	1,401	160,344

Sealed Air Corp.	3,262	156,609

Sherwin-Williams Co. (The)	2,259	643,070

Smurfit Kappa Group PLC (Ireland)	2,266	58,206

Steel Dynamics, Inc.	1,165	26,224

Symrise AG (Germany)	4,887	326,700

W.R. Grace & Co.(NON)	468	33,312

		3,359,568
Capital goods (2.8%)

Airbus Group SE (France)	1,321	87,656

Allegion PLC (Ireland)	766	48,802

Ball Corp.	1,238	88,257

Bombardier, Inc. Class B (Canada)(NON)	40,018	40,673

Embraer SA ADR (Brazil)	3,086	81,347

General Dynamics Corp.	6,609	868,224

Manitowoc Foodservice, Inc.(NON)	29,202	430,437

Northrop Grumman Corp.	6,474	1,281,205

Raytheon Co.	2,860	350,722

United Technologies Corp.	3,336	333,934

		3,611,257
Communication services (3.3%)

American Tower Corp.(R)	6,063	620,669

AT&T, Inc.	22,965	899,539

Charter Communications, Inc. Class A(NON)	2,581	522,472

Comcast Corp. Class A	12,443	760,018

DISH Network Corp. Class A(NON)	1,808	83,638

Equinix, Inc.(R)	514	169,985

Level 3 Communications, Inc.(NON)	6,099	322,332

Liberty Global PLC Ser. A (United Kingdom)(NON)	14,027	540,040

Time Warner Cable, Inc.	1,209	247,386

		4,166,079
Communications equipment (0.7%)

Cisco Systems, Inc.	30,420	866,057

		866,057
Computers (2.7%)

Apple, Inc.	25,710	2,802,133

Castlight Health, Inc. Class B(NON)	26,495	88,228

EMC Corp.	16,965	452,117

HP, Inc.	11,895	146,546

		3,489,024
Conglomerates (0.8%)

Danaher Corp.	4,073	386,365

Tyco International PLC	16,430	603,145

		989,510
Consumer cyclicals (7.6%)

Advance Auto Parts, Inc.	2,050	328,697

Amazon.com, Inc.(NON)	2,225	1,320,849

Brunswick Corp.	2,169	104,069

CaesarStone Sdot-Yam, Ltd. (Israel)(NON)	4,023	138,190

CBS Corp. Class B (non-voting shares)	4,908	270,382

Criteo SA ADR (France)(NON)	1,365	56,538

Ctrip.com International, Ltd. ADR (China)(NON)	5,779	255,779

Dollar General Corp.	3,805	325,708

Five Below, Inc.(NON)	3,989	164,905

Gap, Inc. (The)	7,369	216,649

GNC Holdings, Inc. Class A	1,520	48,260

Hanesbrands, Inc.	10,327	292,667

Hilton Worldwide Holdings, Inc.	15,248	343,385

Home Depot, Inc. (The)	5,590	745,874

Live Nation Entertainment, Inc.(NON)	20,014	446,512

Marriott International, Inc./MD Class A	1,643	116,949

MasterCard, Inc. Class A	4,251	401,720

Michaels Cos., Inc. (The)(NON)	5,303	148,325

NIKE, Inc. Class B	9,746	599,087

PayPal Holdings, Inc.(NON)	6,096	235,306

Penn National Gaming, Inc.(NON)	13,182	220,008

Priceline Group, Inc. (The)(NON)	466	600,655

PulteGroup, Inc.	5,341	99,930

RE/MAX Holdings, Inc. Class A	7,391	253,511

Rollins, Inc.	6,203	168,225

Tiffany & Co.	1,155	84,754

Time Warner, Inc.	4,671	338,881

TJX Cos., Inc. (The)	5,856	458,818

Vulcan Materials Co.	197	20,797

Wal-Mart Stores, Inc.	2,993	204,991

Walt Disney Co. (The)	2,966	294,553

Wynn Resorts, Ltd.	3,029	282,999

		9,587,973
Consumer staples (6.6%)

Avon Products, Inc.	21,389	102,881

Blue Buffalo Pet Products, Inc.(NON)	2,581	66,228

Bright Horizons Family Solutions, Inc.(NON)	2,531	163,958

Chipotle Mexican Grill, Inc.(NON)	119	56,045

Costco Wholesale Corp.	2,981	469,746

Coty, Inc. Class A	25,863	719,767

CVS Health Corp.	7,004	726,525

Delivery Hero Holding GmbH (acquired 6/12/15, cost $46,212) (Private) (Germany)(F)(RES)(NON)	6	32,969

Dr. Pepper Snapple Group, Inc.	4,677	418,217

Edgewell Personal Care Co.	6,002	483,341

Groupon, Inc.(NON)	6,042	24,108

GrubHub, Inc.(NON)	912	22,919

JM Smucker Co. (The)	1,737	225,532

Kraft Heinz Co. (The)	5,640	443,078

Molson Coors Brewing Co. Class B	4,643	446,564

Mondelez International, Inc. Class A	9,296	372,956

Monster Beverage Corp.(NON)	3,674	490,038

Netflix, Inc.(NON)	787	80,455

Nomad Foods, Ltd. (United Kingdom)(NON)	5,315	47,888

PepsiCo, Inc.	4,042	414,224

Philip Morris International, Inc.	12,191	1,196,059

Pinnacle Foods, Inc.	2	89

Restaurant Brands International LP (Units) (Canada)	19	739

Restaurant Brands International, Inc. (Canada)	7,088	275,227

TreeHouse Foods, Inc.(NON)	2,056	178,358

Walgreens Boots Alliance, Inc.	6,439	542,421

Yum! Brands, Inc.	4,130	338,041

		8,338,373
Electronics (2.5%)

Agilent Technologies, Inc.	7,799	310,790

Analog Devices, Inc.	1,815	107,430

Broadcom, Ltd.	2,451	378,680

Cavium, Inc.(NON)	3,227	197,363

Honeywell International, Inc.	6,270	702,554

Intel Corp.	3,832	123,965

L-3 Communications Holdings, Inc.	3,646	432,051

Micron Technology, Inc.(NON)	15,335	160,557

ON Semiconductor Corp.(NON)	6,340	60,801

QUALCOMM, Inc.	5,256	268,792

TE Connectivity, Ltd.	3,738	231,457

Texas Instruments, Inc.	2,725	156,470

		3,130,910
Energy (4.0%)

Anadarko Petroleum Corp.	16,465	766,775

Apache Corp.	3,052	148,968

Baker Hughes, Inc.	1,849	81,042

Cabot Oil & Gas Corp.	2,735	62,112

California Resources Corp.	481	496

Cenovus Energy, Inc. (Canada)	11,998	156,124

Cheniere Energy, Inc.(NON)	1,610	54,466

Chevron Corp.	3,709	353,839

Cimarex Energy Co.	499	48,538

Concho Resources, Inc.(NON)	715	72,244

ConocoPhillips	8,362	336,738

Continental Resources, Inc.(NON)	2,100	63,756

Devon Energy Corp.	2,153	59,078

Diamondback Energy, Inc.(NON)	447	34,499

EOG Resources, Inc.	3,563	258,603

Exxon Mobil Corp.	1,746	145,948

Frank's International NV (Netherlands)	1,056	17,403

Gulfport Energy Corp.(NON)	641	18,166

Halliburton Co.	3,624	129,449

Hess Corp.	874	46,016

Marathon Oil Corp.	13,769	153,387

Occidental Petroleum Corp.	4,811	329,217

Oceaneering International, Inc.	566	18,814

Pioneer Natural Resources Co.	1,758	247,421

Royal Dutch Shell PLC Class A (United Kingdom)	23,793	573,992

Schlumberger, Ltd.	3,290	242,638

Suncor Energy, Inc. (Canada)	19,673	547,106

Weatherford International PLC(NON)	11,804	91,835

		5,058,670
Financials (9.4%)

AllianceBernstein Holding LP	8,905	208,644

American International Group, Inc.	11,219	606,387

Ameriprise Financial, Inc.	2,048	192,532

Assured Guaranty, Ltd.	10,809	273,468

AvalonBay Communities, Inc.(R)	1,202	228,620

Bank of America Corp.	63,212	854,626

Bank of New York Mellon Corp. (The)	13,811	508,659

Berkshire Hathaway, Inc. Class B(NON)	1,392	197,497

Boston Properties, Inc.(R)	1,646	209,174

Capital One Financial Corp.	5,526	383,007

CBRE Group, Inc. Class A(NON)	1,110	31,990

Charles Schwab Corp. (The)	21,449	601,001

Chubb, Ltd.	3,128	372,701

Citigroup, Inc.	5,721	238,852

Equity Lifestyle Properties, Inc.(R)	1,537	111,786

Essex Property Trust, Inc.(R)	364	85,125

Federal Realty Investment Trust(R)	686	107,050

Gaming and Leisure Properties, Inc.(R)	7,834	242,227

General Growth Properties(R)	6,228	185,158

Genworth Financial, Inc. Class A(NON)	31,166	85,083

Hartford Financial Services Group, Inc. (The)	8,608	396,657

Invesco, Ltd.	5,807	178,681

JPMorgan Chase & Co.	19,181	1,135,899

KeyCorp	28,227	311,626

Kimco Realty Corp.(R)	1,708	49,156

KKR & Co. LP	31,702	465,702

Oportun Financial Corp. (acquired 6/23/15, cost $42,371) (Private)(F)(RES)(NON)	14,867	38,134

Pebblebrook Hotel Trust(R)	1,316	38,256

Prudential PLC (United Kingdom)	16,518	306,364

Public Storage(R)	814	224,526

Regions Financial Corp.	32,558	255,580

Simon Property Group, Inc.(R)	1,218	252,966

Synchrony Financial(NON)	14,225	407,689

U.S. Bancorp	11,962	485,538

Visa, Inc. Class A	10,612	811,606

Vornado Realty Trust(R)	789	74,505

Wells Fargo & Co.	14,810	716,212

		11,872,684
Health care (8.0%)

Abbott Laboratories	1,548	64,753

Aetna, Inc.	1,095	123,023

Allergan PLC(NON)	3,666	982,598

AMAG Pharmaceuticals, Inc.(NON)	2,294	53,680

Amgen, Inc.	3,194	478,876

Anthem, Inc.	433	60,183

Baxter International, Inc.	4,783	196,486

Becton Dickinson and Co.	2,036	309,106

Biogen, Inc.(NON)	1,725	449,052

Boston Scientific Corp.(NON)	4,567	85,905

Bristol-Myers Squibb Co.	9,921	633,753

C.R. Bard, Inc.	1,305	264,484

Cardinal Health, Inc.	3,791	310,672

Celgene Corp.(NON)	6,084	608,946

Cigna Corp.	1,947	267,206

Cooper Cos., Inc. (The)	1,175	180,915

DexCom, Inc.(NON)	865	58,742

Diplomat Pharmacy, Inc.(NON)	2,328	63,787

Edwards Lifesciences Corp.(NON)	1,610	142,018

Eli Lilly & Co.	6,125	441,061

Express Scripts Holding Co.(NON)	2,086	143,287

Gilead Sciences, Inc.	9,315	855,676

Henry Schein, Inc.(NON)	677	116,871

HTG Molecular Diagnostics, Inc.(NON)	727	2,086

Intuitive Surgical, Inc.(NON)	492	295,717

Jazz Pharmaceuticals PLC(NON)	696	90,863

Johnson & Johnson	3,120	337,584

McKesson Corp.	450	70,763

Medtronic PLC	2,340	175,500

Merck & Co., Inc.	6,972	368,889

Mylan NV(NON)	8,349	386,976

Perrigo Co. PLC	4,072	520,931

Pfizer, Inc.	15,686	464,933

Press Ganey Holdings, Inc.(NON)	1,523	45,812

Service Corp. International/US	4,324	106,716

TESARO, Inc.(NON)	3,009	132,486

Ventas, Inc.(R)	2,816	177,295

		10,067,631
Miscellaneous (—%)

Silver Run Acquisition Corp. (Units)(NON)	3,711	38,409

		38,409
Semiconductor (0.2%)

Lam Research Corp.	3,669	303,059

		303,059
Software (2.4%)

Adobe Systems, Inc.(NON)	2,863	268,549

Electronic Arts, Inc.(NON)	3,444	227,683

Microsoft Corp.	38,669	2,135,689

Oracle Corp.	4,716	192,932

Tencent Holdings, Ltd. (China)	7,136	145,712

TubeMogul, Inc.(NON)	5,233	67,715

		3,038,280
Technology services (3.9%)

Alibaba Group Holding, Ltd. ADR (China)(NON)	1,640	129,609

Alphabet, Inc. Class A(NON)	2,853	2,176,554

Computer Sciences Corp.	5,041	173,360

Facebook, Inc. Class A(NON)	11,562	1,319,224

Fidelity National Information Services, Inc.	3,359	212,658

GoDaddy, Inc. Class A(NON)	2,291	74,068

Hewlett Packard Enterprise Co.	11,895	210,898

salesforce.com, Inc.(NON)	6,171	455,605

Yahoo!, Inc.(NON)	6,660	245,155

		4,997,131
Transportation (0.9%)

American Airlines Group, Inc.	8,866	363,595

Union Pacific Corp.	9,299	739,735

		1,103,330
Utilities and power (2.3%)

American Electric Power Co., Inc.	2,708	179,811

American Water Works Co., Inc.	3,276	225,815

Calpine Corp.(NON)	19,716	299,092

Edison International	2,022	145,362

Exelon Corp.	13,647	489,381

Kinder Morgan, Inc.	8,713	155,614

NextEra Energy Partners LP	3,628	98,645

NextEra Energy, Inc.	3,361	397,741

NRG Energy, Inc.	21,123	274,810

NRG Yield, Inc. Class C	6,874	97,886

PG&E Corp.	5,839	348,705

Sempra Energy	2,118	220,378

		2,933,240

Total common stocks (cost $73,446,178)		$76,951,185

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (10.4%)(a)
	Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (1.6%)

Government National Mortgage Association Pass-Through Certificates
3 1/2s, TBA, April 1, 2046	$1,000,000	$1,057,188
3s, TBA, April 1, 2046	1,000,000	1,036,406

		2,093,594
U.S. Government Agency Mortgage Obligations (8.8%)

Federal National Mortgage Association Pass-Through Certificates
5 1/2s, with due dates from July 1, 2033 to November 1, 2038	316,623	355,677
5s, August 1, 2033	120,641	133,527
4 1/2s, November 1, 2044	1,963,217	2,163,833
4 1/2s, TBA, April 1, 2046	2,000,000	2,176,562
4s, with due dates from April 1, 2045 to September 1, 2045	970,424	1,045,821
3 1/2s, TBA, May 1, 2046	2,000,000	2,093,202
3 1/2s, TBA, April 1, 2046	2,000,000	2,097,188
3s, TBA, April 1, 2046	1,000,000	1,025,859

		11,091,669

Total U.S. government and agency mortgage obligations (cost $13,098,658)		$13,185,263

U.S. TREASURY OBLIGATIONS (10.0%)(a)
	Principal amount	Value

U.S. Treasury Bonds 2 3/4s, August 15, 2042	$980,000	$1,012,156

U.S. Treasury Notes
2s, November 30, 2020	2,420,000	2,506,851
1 3/8s, September 30, 2018	2,280,000	2,312,218
1 1/8s, December 31, 2019	950,000	952,765
0 3/4s, March 31, 2018	3,320,000	3,319,611
0 3/4s, December 31, 2017	2,570,000	2,570,828

Total U.S. treasury obligations (cost $12,482,874)		$12,674,429

CORPORATE BONDS AND NOTES (16.0%)(a)
	Principal amount	Value

Basic materials (0.9%)

Agrium, Inc. sr. unsec. unsub. notes 7 1/8s, 2036 (Canada)	$45,000	$52,483

ArcelorMittal SA sr. unsec. unsub. bonds 10.85s, 2019 (France)	60,000	67,050

CF Industries, Inc. company guaranty sr. unsec. notes 5 3/8s, 2044	42,000	38,837

CF Industries, Inc. company guaranty sr. unsec. notes 5.15s, 2034	53,000	49,865

CF Industries, Inc. company guaranty sr. unsec. unsub. notes 7 1/8s, 2020	11,000	12,522

Cytec Industries, Inc. sr. unsec. unsub. notes 3 1/2s, 2023	30,000	29,192

Eastman Chemical Co. sr. unsec. notes 3.8s, 2025	35,000	35,465

Eastman Chemical Co. sr. unsec. unsub. notes 6.3s, 2018	15,000	16,376

Georgia-Pacific, LLC sr. unsec. unsub. notes 7 3/4s, 2029	135,000	184,571

Glencore Finance Canada, Ltd. 144A company guaranty sr. unsec. unsub. notes 6s, 2041 (Canada)	5,000	3,894

Glencore Funding, LLC 144A company guaranty sr. unsec. unsub. notes 4 5/8s, 2024	81,000	67,271

Glencore Funding, LLC 144A company guaranty sr. unsec. unsub. notes 4s, 2025	54,000	42,356

Glencore Funding, LLC 144A company guaranty sr. unsec. unsub. notes 2 7/8s, 2020	35,000	31,150

International Paper Co. sr. unsec. notes 8.7s, 2038	10,000	13,950

INVISTA Finance, LLC 144A company guaranty sr. notes 4 1/4s, 2019	12,000	11,520

Mosaic Co. (The) sr. unsec. unsub. notes 5 5/8s, 2043	21,000	21,890

Mosaic Co. (The) sr. unsec. unsub. notes 5.45s, 2033	9,000	9,299

Mosaic Co. (The) sr. unsec. unsub. notes 3 3/4s, 2021	30,000	31,200

Union Carbide Corp. sr. unsec. unsub. bonds 7 3/4s, 2096	45,000	52,540

WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 8.2s, 2030	140,000	180,341

WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 7.95s, 2031	10,000	12,466

WestRock RKT Co. company guaranty sr. unsec. unsub. notes 4.45s, 2019	25,000	26,110

Weyerhaeuser Co. sr. unsec. unsub. notes 7 3/8s, 2032(R)	82,000	100,160

		1,090,508
Capital goods (0.3%)

Delphi Corp. company guaranty sr. unsec. notes 5s, 2023	5,000	5,263

Legrand France SA sr. unsec. unsub. notes 8 1/2s, 2025 (France)	104,000	140,155

Medtronic, Inc. company guaranty sr. unsec. sub. notes 4 3/8s, 2035	20,000	21,653

Medtronic, Inc. company guaranty sr. unsec. sub. notes 3 1/2s, 2025	20,000	21,347

Northrop Grumman Systems Corp. company guaranty sr. unsec. unsub. notes 7 7/8s, 2026	30,000	41,099

Parker Hannifin Corp. sr. unsec. unsub. notes Ser. MTN, 6 1/4s, 2038	125,000	164,235

United Technologies Corp. sr. unsec. unsub. notes 5.7s, 2040	15,000	18,726

		412,478
Communication services (1.5%)

American Tower Corp. sr. unsec. notes 4s, 2025(R)	20,000	20,633

American Tower Corp. sr. unsec. notes 3.4s, 2019(R)	95,000	97,388

AT&T, Inc. sr. unsec. unsub. notes 4 3/4s, 2046	12,000	11,705

CC Holdings GS V, LLC/Crown Castle GS III Corp. company guaranty sr. notes 3.849s, 2023	30,000	30,929

CCO Safari II, LLC 144A company guaranty sr. notes 6.484s, 2045	77,000	85,680

CCO Safari II, LLC 144A company guaranty sr. notes 4.908s, 2025	38,000	40,083

Comcast Cable Communications Holdings, Inc. company guaranty sr. unsec. notes 9.455s, 2022	25,000	35,346

Comcast Corp. company guaranty sr. unsec. unsub. notes 6 1/2s, 2035	27,000	36,292

Crown Castle International Corp. sr. unsec. notes 4 7/8s, 2022(R)	10,000	10,675

Crown Castle Towers, LLC 144A company guaranty sr. notes 4.883s, 2020	105,000	112,459

Koninklijke KPN NV sr. unsec. unsub. bonds 8 3/8s, 2030 (Netherlands)	10,000	13,343

NBCUniversal Media, LLC company guaranty sr. unsec. unsub. notes 6.4s, 2040	55,000	73,593

Rogers Communications, Inc. company guaranty sr. unsec. bonds 8 3/4s, 2032 (Canada)	10,000	13,713

Rogers Communications, Inc. company guaranty sr. unsec. unsub. notes 4 1/2s, 2043 (Canada)	35,000	35,215

SBA Tower Trust 144A sr. notes 5.101s, 2017	175,000	176,829

TCI Communications, Inc. sr. unsec. unsub. notes 7 7/8s, 2026	45,000	61,648

Telecom Italia SpA 144A sr. unsec. notes 5.303s, 2024 (Italy)	200,000	205,000

Telefonica Emisiones SAU company guaranty sr. unsec. notes 4.57s, 2023 (Spain)	150,000	163,880

Telefonica Emisiones SAU company guaranty sr. unsec. unsub. notes 7.045s, 2036 (Spain)	10,000	12,700

Telefonica Emisiones SAU company guaranty sr. unsec. unsub. notes 5.462s, 2021 (Spain)	125,000	142,007

Verizon Communications, Inc. sr. unsec. unsub. notes 6.4s, 2033	2,000	2,460

Verizon Communications, Inc. sr. unsec. unsub. notes 4.522s, 2048	210,000	210,357

Verizon New Jersey, Inc. company guaranty sr. unsec. unsub. bonds 8s, 2022	110,000	137,390

Verizon New York, Inc. company guaranty sr. unsec. notes Ser. B, 7 3/8s, 2032	11,000	12,465

Verizon Pennsylvania, Inc. company guaranty sr. unsec. bonds 8.35s, 2030	135,000	178,594

		1,920,384
Conglomerates (0.2%)

General Electric Co. jr. unsec. sub. FRB Ser. D, 5s, perpetual maturity	241,000	248,230

		248,230
Consumer cyclicals (2.0%)

21st Century Fox America, Inc. company guaranty sr. unsec. notes 7.85s, 2039	25,000	34,475

21st Century Fox America, Inc. company guaranty sr. unsec. notes 7 3/4s, 2024	135,000	163,669

Autonation, Inc. company guaranty sr. unsec. notes 4 1/2s, 2025	30,000	30,745

Autonation, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2020	92,000	99,619

Bed Bath & Beyond, Inc. sr. unsec. sub. notes 5.165s, 2044	85,000	71,887

CBS Corp. company guaranty sr. unsec. debs. 7 7/8s, 2030	127,000	171,260

Dollar General Corp. sr. unsec. sub. notes 3 1/4s, 2023	80,000	80,741

Expedia, Inc. company guaranty sr. unsec. unsub. notes 5.95s, 2020	88,000	98,136

Expedia, Inc. 144A company guaranty sr. unsec. unsub. notes 5s, 2026	10,000	10,018

Ford Motor Co. sr. unsec. unsub. notes 9.98s, 2047	34,000	48,211

Ford Motor Co. sr. unsec. unsub. notes 7 3/4s, 2043	210,000	262,083

Ford Motor Co. sr. unsec. unsub. notes 7.4s, 2046	20,000	25,561

General Motors Co. sr. unsec. unsub. notes 6 3/4s, 2046	40,000	45,471

General Motors Financial Co., Inc. company guaranty sr. unsec. unsub. notes 4.3s, 2025	142,000	140,551

GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. sub. notes 4 3/8s, 2018	25,000	25,688

Grupo Televisa SAB sr. unsec. unsub. bonds 6 5/8s, 2040 (Mexico)	90,000	99,350

Historic TW, Inc. company guaranty sr. unsec. unsub. bonds 9.15s, 2023	95,000	126,748

Host Hotels & Resorts LP sr. unsec. unsub. notes 6s, 2021(R)	48,000	53,866

Host Hotels & Resorts LP sr. unsec. unsub. notes 5 1/4s, 2022(R)	22,000	23,771

Hyatt Hotels Corp. sr. unsec. unsub. notes 3 3/8s, 2023	30,000	29,411

L Brands, Inc. company guaranty sr. unsec. notes 6 5/8s, 2021	40,000	44,900

Lear Corp. company guaranty sr. unsec. unsub. notes 5 3/8s, 2024	35,000	36,400

Macy's Retail Holdings, Inc. company guaranty sr. unsec. notes 6.9s, 2029	26,000	27,949

Macy's Retail Holdings, Inc. company guaranty sr. unsec. notes 6.7s, 2034	28,000	28,852

Macy's Retail Holdings, Inc. company guaranty sr. unsec. notes 6.65s, 2024	15,000	17,222

Macy's Retail Holdings, Inc. company guaranty sr. unsec. unsub. notes 7s, 2028	10,000	11,313

McGraw Hill Financial, Inc. company guaranty sr. unsec. unsub. notes 4.4s, 2026	70,000	76,503

NVR, Inc. sr. unsec. notes 3.95s, 2022	65,000	67,624

O'Reilly Automotive, Inc. company guaranty sr. unsec. notes 3.85s, 2023	25,000	26,094

O'Reilly Automotive, Inc. company guaranty sr. unsec. sub. notes 3.55s, 2026	45,000	46,297

Omnicom Group, Inc. company guaranty sr. unsec. unsub. notes 3.6s, 2026	55,000	56,340

Owens Corning company guaranty sr. unsec. sub. notes 9s, 2019	94,000	109,595

Priceline Group, Inc. (The) sr. unsec. notes 3.65s, 2025	16,000	16,411

PulteGroup, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2026	50,000	51,438

QVC, Inc. company guaranty sr. notes 4.85s, 2024	50,000	49,704

Tiffany & Co. sr. unsec. unsub. notes 4.9s, 2044	55,000	51,456

Time Warner, Inc. company guaranty sr. unsec. bonds 7.7s, 2032	45,000	57,773

Viacom, Inc. sr. unsec. unsub. notes 5.85s, 2043	50,000	48,216

Vulcan Materials Co. sr. unsec. unsub. notes 4 1/2s, 2025	20,000	20,550

		2,485,898
Consumer staples (1.2%)

Anheuser-Busch Cos., Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2018	115,000	123,824

Anheuser-Busch InBev Finance, Inc. company guaranty sr. unsec. unsub. bonds 4.9s, 2046	75,000	83,817

Anheuser-Busch InBev Finance, Inc. company guaranty sr. unsec. unsub. bonds 3.65s, 2026	25,000	26,290

Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. notes 8.2s, 2039	25,000	37,810

Campbell Soup Co. sr. unsec. unsub. notes 8 7/8s, 2021	110,000	140,711

CVS Pass-Through Trust 144A sr. mtge. notes 7.507s, 2032	150,234	180,855

CVS Pass-Through Trust 144A sr. mtge. notes 4.704s, 2036	14,112	14,698

Diageo Investment Corp. company guaranty sr. unsec. notes 8s, 2022	99,000	127,622

ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 7s, 2037	150,000	191,322

ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 5 5/8s, 2042	85,000	95,668

ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 3.85s, 2024	32,000	33,453

Kraft Foods Group, Inc. company guaranty sr. unsec. notes Ser. 144A, 6 7/8s, 2039	55,000	70,265

Kraft Foods Group, Inc. company guaranty sr. unsec. unsub. notes 6 1/2s, 2040	5,000	6,232

McDonald's Corp. sr. unsec. unsub. notes 5.7s, 2039	90,000	105,828

McDonald's Corp. sr. unsec. unsub. notes Ser. MTN, 6.3s, 2038	75,000	95,027

Newell Rubbermaid, Inc. sr. unsec. unsub. notes 4.2s, 2026	105,000	109,835

Tyson Foods, Inc. company guaranty sr. unsec. bonds 4 7/8s, 2034	17,000	18,283

Tyson Foods, Inc. company guaranty sr. unsec. unsub. bonds 5.15s, 2044	23,000	25,716

		1,487,256
Energy (0.8%)

DCP Midstream Operating LP company guaranty sr. unsec. notes 2.7s, 2019	20,000	17,867

EOG Resources, Inc. sr. unsec. unsub. notes 5 5/8s, 2019	30,000	32,717

EQT Midstream Partners LP company guaranty sr. unsec. sub. notes 4s, 2024	70,000	60,781

Freeport-McMoran Oil & Gas, LLC/FCX Oil & Gas, Inc. company guaranty sr. unsec. notes 6 3/4s, 2022	11,000	8,470

Hess Corp. sr. unsec. unsub. notes 7.3s, 2031	55,000	58,481

Kerr-McGee Corp. company guaranty sr. unsec. unsub. notes 7 7/8s, 2031	110,000	120,169

Marathon Petroleum Corp. sr. unsec. unsub. notes 6 1/2s, 2041	25,000	24,810

Motiva Enterprises, LLC 144A sr. unsec. notes 6.85s, 2040	15,000	15,545

Noble Holding International, Ltd. company guaranty sr. unsec. unsub. notes 6.05s, 2041	60,000	29,550

Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 6.85s, 2115 (Brazil)	35,000	24,325

Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 6 3/4s, 2041 (Brazil)	35,000	25,165

Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 5 3/8s, 2021 (Brazil)	130,000	107,462

Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 4 1/2s, 2026 (Mexico)	60,000	55,890

Pride International, Inc. company guaranty sr. unsec. unsub. notes 7 7/8s, 2040	120,000	64,500

Spectra Energy Capital, LLC company guaranty sr. unsec. unsub. notes 8s, 2019	110,000	120,608

Statoil ASA company guaranty sr. unsec. notes 5.1s, 2040 (Norway)	70,000	76,818

Tosco Corp. company guaranty sr. unsec. notes 8 1/8s, 2030	72,000	88,660

Williams Partners LP sr. unsec. sub. notes 5.4s, 2044	43,000	32,035

Williams Partners LP sr. unsec. sub. notes 4.3s, 2024	42,000	34,860

		998,713
Financials (6.2%)

Aflac, Inc. sr. unsec. notes 6.45s, 2040	52,000	64,766

Aflac, Inc. sr. unsec. unsub. notes 6.9s, 2039	120,000	156,662

Air Lease Corp. sr. unsec. notes 3 3/4s, 2022	25,000	24,890

Ally Financial, Inc. sub. unsec. notes 5 3/4s, 2025	75,000	73,313

American Express Co. jr. unsec. sub. FRN Ser. C, 4.9s, perpetual maturity	45,000	40,423

American Express Co. sr. unsec. notes 7s, 2018	16,000	17,550

American International Group, Inc. jr. unsec. sub. FRB 8.175s, 2058	114,000	141,645

Aon PLC company guaranty sr. unsec. unsub. notes 4 1/4s, 2042	200,000	184,598

Assurant, Inc. sr. unsec. notes 6 3/4s, 2034	80,000	96,088

AXA SA 144A jr. unsec. sub. FRN 6.463s, perpetual maturity (France)	75,000	76,313

Bank of America Corp. jr. unsec. sub. FRN Ser. AA, 6.1s, perpetual maturity	32,000	31,440

Bank of America Corp. unsec. sub. notes 6.11s, 2037	150,000	172,656

Barclays Bank PLC 144A unsec. sub. notes 10.179s, 2021 (United Kingdom)	120,000	152,763

Berkshire Hathaway Finance Corp. company guaranty sr. unsec. notes 4.3s, 2043	98,000	103,174

BPCE SA 144A unsec. sub. notes 5.15s, 2024 (France)	200,000	204,257

Cantor Fitzgerald LP 144A unsec. notes 6 1/2s, 2022	110,000	114,256

Capital One Financial Corp. unsec. sub. notes 4.2s, 2025	80,000	81,001

CBRE Services, Inc. company guaranty sr. unsec. notes 5 1/4s, 2025	27,000	27,838

CBRE Services, Inc. company guaranty sr. unsec. unsub. notes 4 7/8s, 2026	73,000	73,482

Citigroup, Inc. jr. unsec. sub. FRB Ser. P, 5.95s, perpetual maturity	64,000	61,600

Citigroup, Inc. jr. unsec. sub.FRN 5 7/8s, perpetual maturity	23,000	22,080

CNO Financial Group, Inc. sr. unsec. unsub. notes 5 1/4s, 2025	40,000	40,900

Cooperatieve Rabobank UA 144A jr. unsec. sub. FRN 11s, perpetual maturity (Netherlands)	150,000	179,985

DDR Corp. sr. unsec. unsub. notes 7 7/8s, 2020(R)	47,000	56,473

Duke Realty LP company guaranty sr. unsec. unsub. notes 4 3/8s, 2022(R)	122,000	128,483

EPR Properties company guaranty sr. unsec. sub. notes 5 1/4s, 2023(R)	50,000	51,166

Fairfax US, Inc. 144A company guaranty sr. unsec. notes 4 7/8s, 2024	35,000	34,781

Fifth Third Bancorp jr. unsec. sub. FRB 5.1s, perpetual maturity	29,000	26,318

Hartford Financial Services Group, Inc. (The) sr. unsec. unsub. notes 6 5/8s, 2040	238,000	296,213

Healthcare Realty Trust, Inc. sr. unsec. unsub. notes 3 7/8s, 2025(R)	60,000	58,287

Highwood Realty LP sr. unsec. unsub. notes 5.85s, 2017(R)	135,000	139,806

Hospitality Properties Trust sr. unsec. unsub. notes 4 1/2s, 2025(R)	30,000	28,849

HSBC Holdings PLC unsec. sub. notes 6 1/2s, 2036 (United Kingdom)	200,000	232,964

ING Bank NV 144A unsec. sub. notes 5.8s, 2023 (Netherlands)	200,000	218,404

International Lease Finance Corp. sr. unsec. unsub. notes 6 1/4s, 2019	45,000	47,925

JPMorgan Chase & Co. jr. unsec. sub. FRB Ser. Z, 5.3s, perpetual maturity	35,000	35,088

JPMorgan Chase & Co. jr. unsec. sub. FRN 7.9s, perpetual maturity	110,000	110,000

KKR Group Finance Co., LLC 144A company guaranty sr. unsec. unsub. notes 6 3/8s, 2020	60,000	70,580

Liberty Mutual Group, Inc. 144A company guaranty jr. unsec. sub. bonds 7.8s, 2037	45,000	49,050

Liberty Mutual Insurance Co. 144A unsec. sub. notes 7.697s, 2097	100,000	125,120

Lloyds Banking Group PLC 144A unsec. sub. notes 5.3s, 2045 (United Kingdom)	245,000	241,723

Massachusetts Mutual Life Insurance Co. 144A unsec. sub. notes 8 7/8s, 2039	155,000	224,700

MetLife Capital Trust IV 144A jr. unsec. sub. notes 7 7/8s, 2037	400,000	460,000

Mid-America Apartments LP sr. unsec. notes 4.3s, 2023(R)	30,000	31,587

Nationwide Mutual Insurance Co. 144A unsec. sub. notes 8 1/4s, 2031	60,000	82,717

Neuberger Berman Group, LLC/Neuberger Berman Finance Corp. 144A sr. unsec. notes 4 7/8s, 2045	35,000	29,575

Nordea Bank AB 144A unsec. sub. notes 4 7/8s, 2021 (Sweden)	200,000	216,638

OneAmerica Financial Partners, Inc. 144A sr. unsec. notes 7s, 2033	56,000	63,201

Pacific LifeCorp 144A sr. unsec. notes 6s, 2020	30,000	33,581

Primerica, Inc. sr. unsec. notes 4 3/4s, 2022	33,000	35,710

Progressive Corp. (The) jr. unsec. sub. FRN 6.7s, 2037	228,000	217,455

Prudential Financial, Inc. jr. unsec. sub. FRN 5 5/8s, 2043	35,000	35,525

Prudential Financial, Inc. jr. unsec. sub. FRN 5.2s, 2044	137,000	131,520

Prudential Financial, Inc. sr. unsec. notes 6 5/8s, 2040	35,000	42,707

Realty Income Corp. sr. unsec. notes 4.65s, 2023(R)	120,000	128,086

Royal Bank of Canada unsec. sub. notes Ser. GMTN, 4.65s, 2026 (Canada)	45,000	45,772

Royal Bank of Scotland Group PLC jr. unsec. sub. FRB 8s, perpetual maturity (United Kingdom)	215,000	205,003

Royal Bank of Scotland PLC (The) unsec. sub. FRN Ser. REGS, 9 1/2s, 2022 (United Kingdom)	190,000	201,400

Santander Issuances SAU 144A company guaranty unsec. sub. notes 5.911s, 2016 (Spain)	100,000	99,999

Santander UK PLC 144A unsec. sub. notes 5s, 2023 (United Kingdom)	65,000	66,087

Standard Chartered PLC 144A jr. unsec. sub. FRB 7.014s, perpetual maturity (United Kingdom)	200,000	200,500

State Street Capital Trust IV company guaranty jr. unsec. sub. FRB 1.634s, 2037	306,000	222,728

Teachers Insurance & Annuity Association of America 144A unsec. sub. notes 6.85s, 2039	40,000	51,489

Travelers Property Casualty Corp. company guaranty sr. unsec. unsub. bonds 7 3/4s, 2026	40,000	52,399

UBS AG/Stamford, CT unsec. sub. notes 7 5/8s, 2022	360,000	412,319

Vereit Operating Partnership LP company guaranty sr. unsec. notes 4.6s, 2024(R)	90,000	89,550

Wells Fargo & Co. jr. unsec. sub. FRB Ser. U, 5 7/8s, perpetual maturity	65,000	69,388

Willis Towers Watson PLC company guaranty sr. unsec. unsub. notes 5 3/4s, 2021	110,000	122,418

WP Carey, Inc. sr. unsec. unsub. notes 4.6s, 2024(R)	135,000	137,308

ZFS Finance USA Trust V 144A jr. unsec. sub. FRB 6 1/2s, 2037	30,000	29,438

		7,831,710
Government (0.5%)

International Bank for Reconstruction & Development sr. unsec. unsub. bonds 7 5/8s, 2023 (Supra-Nation)	500,000	684,490

		684,490
Health care (0.3%)

AbbVie, Inc. sr. unsec. notes 3.6s, 2025	10,000	10,497

Actavis Funding SCS company guaranty sr. unsec. notes 4 3/4s, 2045 (Luxembourg)	10,000	10,517

Actavis Funding SCS company guaranty sr. unsec. notes 3.45s, 2022 (Luxembourg)	5,000	5,191

Aetna, Inc. sr. unsec. notes 6 3/4s, 2037	48,000	62,764

Anthem, Inc. sr. unsec. unsub. notes 4 5/8s, 2042	30,000	29,614

HCA, Inc. company guaranty sr. bonds 5 1/4s, 2026	55,000	56,375

HCA, Inc. company guaranty sr. sub. notes 5s, 2024	10,000	10,231

Omega Healthcare Investors, Inc. company guaranty sr. unsec. notes 4 1/2s, 2027(R)	20,000	19,050

Omega Healthcare Investors, Inc. company guaranty sr. unsec. unsub. notes 4.95s, 2024(R)	70,000	71,294

Quest Diagnostics, Inc. company guaranty sr. unsec. notes 4 3/4s, 2020	17,000	18,423

UnitedHealth Group, Inc. sr. unsec. unsub. notes 4 5/8s, 2041	45,000	50,022

		343,978
Technology (0.2%)

Apple, Inc. sr. unsec. unsub. notes 4 3/8s, 2045	87,000	91,095

Fidelity National Information Services, Inc. company guaranty sr. unsec. unsub. notes 5s, 2022	122,000	126,906

Jabil Circuit, Inc. sr. unsec. sub. notes 8 1/4s, 2018	20,000	21,700

		239,701
Transportation (0.3%)

Aviation Capital Group Corp. 144A sr. unsec. unsub. notes 7 1/8s, 2020	35,000	39,550

Burlington Northern Santa Fe, LLC sr. unsec. notes 5.4s, 2041	85,000	100,602

Burlington Northern Santa Fe, LLC sr. unsec. unsub. notes 5 3/4s, 2040	40,000	49,405

Continental Airlines, Inc. pass-through certificates Ser. 97-4A, 6.9s, 2018	2,948	2,999

Continental Airlines, Inc. pass-through certificates Ser. 98-1A, 6.648s, 2017	11,306	11,504

Norfolk Southern Corp. sr. unsec. unsub. bonds 6s, 2111	60,000	67,073

Southwest Airlines Co. 2007-1 Pass Through Trust pass-through certificates Ser. 07-1, 6.15s, 2022	81,791	91,197

United Airlines 2014-2 Class A Pass Through Trust sr. notes Ser. A, 3 3/4s, 2026	19,418	19,709

		382,039
Utilities and power (1.6%)

Appalachian Power Co. sr. unsec. unsub. notes Ser. L, 5.8s, 2035	55,000	64,374

Beaver Valley II Funding Corp. sr. bonds 9s, 2017	6,000	6,360

Commonwealth Edison Co. sr. mtge. bonds 5 7/8s, 2033	15,000	18,313

Consolidated Edison Co. of New York, Inc. sr. unsec. unsub. notes 4.2s, 2042	35,000	36,322

EDP Finance BV 144A sr. unsec. unsub. notes 6s, 2018 (Netherlands)	100,000	105,750

El Paso Natural Gas Co., LLC company guaranty sr. unsec. unsub. notes 8 3/8s, 2032	75,000	78,562

Electricite de France (EDF) 144A sr. unsec. notes 6.95s, 2039 (France)	120,000	151,787

Electricite de France (EDF) 144A sr. unsec. unsub. notes 6s, 2114 (France)	100,000	100,652

Electricite de France (EDF) 144A sr. unsec. unsub. notes 5.6s, 2040 (France)	40,000	43,537

Energy Transfer Partners LP sr. unsec. unsub. notes 7.6s, 2024	30,000	31,229

Energy Transfer Partners LP sr. unsec. unsub. notes 6 1/2s, 2042	117,000	105,432

Energy Transfer Partners LP sr. unsec. unsub. notes 5.2s, 2022	35,000	33,209

Enterprise Products Operating, LLC company guaranty sr. unsec. unsub. notes 4.85s, 2042	55,000	51,024

FirstEnergy Transmission, LLC 144A sr. unsec. unsub. notes 5.45s, 2044	140,000	145,919

Iberdrola International BV company guaranty sr. unsec. unsub. bonds 6 3/4s, 2036 (Spain)	30,000	37,474

ITC Holdings Corp. 144A sr. unsec. notes 6.05s, 2018	40,000	42,673

Kinder Morgan Energy Partners LP company guaranty sr. unsec. notes 5.4s, 2044	16,000	14,009

Kinder Morgan Energy Partners LP company guaranty sr. unsec. notes 3 1/2s, 2021	40,000	38,477

Kinder Morgan, Inc. company guaranty sr. unsec. unsub. notes 3.05s, 2019	30,000	29,535

MidAmerican Funding, LLC sr. bonds 6.927s, 2029	10,000	13,289

Oncor Electric Delivery Co., LLC sr. notes 7s, 2022	55,000	68,090

Oncor Electric Delivery Co., LLC sr. notes 4.1s, 2022	60,000	64,830

Pacific Gas & Electric Co. sr. unsec. notes 6.35s, 2038	55,000	71,525

Pacific Gas & Electric Co. sr. unsec. unsub. notes 5.8s, 2037	30,000	37,308

Potomac Edison Co. (The) 144A sr. bonds 5.8s, 2016	37,000	37,640

Puget Sound Energy, Inc. jr. unsec. sub. FRN Ser. A, 6.974s, 2067	99,000	75,488

Texas-New Mexico Power Co. 144A 1st sr. bonds Ser. A, 9 1/2s, 2019	135,000	159,500

TransCanada PipeLines, Ltd. jr. unsec. sub. FRN 6.35s, 2067 (Canada)	180,000	121,950

WEC Energy Group jr. unsec. sub. FRN 6 1/4s, 2067	300,000	243,000

Westar Energy, Inc. sr. mtge. notes 4 1/8s, 2042	35,000	36,584

		2,063,842

Total corporate bonds and notes (cost $19,396,375)		$20,189,227

MORTGAGE-BACKED SECURITIES (1.7%)(a)
	Principal amount	Value

Citigroup Commercial Mortgage Trust
FRB Ser. 06-C4, Class AJ, 6.085s, 2049	$74,000	$73,655
FRB Ser. 07-C6, Class A4, 5.705s, 2049	285,000	294,115
Ser. 14-GC21, Class AS, 4.026s, 2047	93,000	97,007

COMM Mortgage Trust
FRB Ser. 14-CR18, Class C, 4.738s, 2047(F)	161,000	152,430
FRB Ser. 14-UBS6, Class C, 4.466s, 2047	68,000	65,182
Ser. 13-CR13, Class AM, 4.449s, 2023(F)	100,000	107,815
Ser. 12-LC4, Class AM, 4.063s, 2044	89,000	95,889

Federal Home Loan Mortgage Corporation
FRB Ser. T-56, Class A, IO, 0.524s, 2043	587,432	9,775
FRB Ser. T-56, Class 2, IO, zero %, 2043	515,035	—

FIRSTPLUS Home Loan Owner Trust Ser. 97-3, Class B1, 7.79s, 2023 (In default)(NON)	14,822	1

GE Business Loan Trust 144A FRB Ser. 04-2, Class D, 3.186s, 2032(F)	12,025	10,764

JPMorgan Chase Commercial Mortgage Securities Trust
Ser. 06-LDP8, Class A4, 5.399s, 2045	40,042	40,122
FRB Ser. 13-C10, Class C, 4.155s, 2047	109,000	104,160

LB Commercial Mortgage Trust 144A
Ser. 99-C1, Class G, 6.41s, 2031	30,242	30,911
Ser. 98-C4, Class H, 5.6s, 2035	63,705	64,884

Morgan Stanley Bank of America Merrill Lynch Trust FRB Ser. 13-C11, Class C, 4.414s, 2046	77,000	82,280

Morgan Stanley Capital I Trust FRB Ser. 07-T27, Class AJ, 5.645s, 2042	55,000	54,269

Morgan Stanley Capital I Trust 144A FRB Ser. 12-C4, Class D, 5.525s, 2045	217,000	206,193

Morgan Stanley Re-REMIC Trust 144A FRB Ser. 10-C30A, Class A3B, 5.246s, 2043	97,926	98,023

TIAA Real Estate CDO, Ltd. 144A Ser. 03-1A, Class E, 8s, 2038	237,216	59,304

Wells Fargo Commercial Mortgage Trust Ser. 12-LC5, Class AS, 3.539s, 2045(F)	61,000	62,390

WF-RBS Commercial Mortgage Trust
Ser. 14-C19, Class C, 4.646s, 2047	24,000	23,441
Ser. 13-C18, Class AS, 4.387s, 2046	150,000	164,891
Ser. 13-UBS1, Class AS, 4.306s, 2046	101,000	110,413

WF-RBS Commercial Mortgage Trust 144A FRB Ser. 11-C3, Class D, 5.62s, 2044	82,000	83,205

Total mortgage-backed securities (cost $2,167,857)		$2,091,119

MUNICIPAL BONDS AND NOTES (0.1%)(a)
	Principal amount	Value

CA State G.O. Bonds (Build America Bonds), 7 1/2s, 4/1/34	$30,000	$43,884

North TX, Tollway Auth. Rev. Bonds (Build America Bonds), 6.718s, 1/1/49	55,000	79,959

OH State U. Rev. Bonds (Build America Bonds), 4.91s, 6/1/40	40,000	47,548

Total municipal bonds and notes (cost $125,190)		$171,391

CONVERTIBLE PREFERRED STOCKS (0.1%)(a)
	Shares	Value

Oportun Financial Corp. Ser. A-1, zero % cv. pfd. (acquired 6/23/15, cost $117) (Private)(F)(RES)(NON)	41	$105

Oportun Financial Corp. Ser. B-1, zero % cv. pfd. (acquired 6/23/15, cost $2,211) (Private)(F)(RES)(NON)	702	1,990

Oportun Financial Corp. Ser. C-1, zero % cv. pfd. (acquired 6/23/15, cost $5,197) (Private)(F)(RES)(NON)	1,021	4,677

Oportun Financial Corp. Ser. D-1, zero % cv. pfd. (acquired 6/23/15, cost $7,538) (Private)(F)(RES)(NON)	1,481	6,784

Oportun Financial Corp. Ser. E-1, zero % cv. pfd. (acquired 6/23/15, cost $4,227) (Private)(F)(RES)(NON)	770	3,805

Oportun Financial Corp. Ser. F, zero % cv. pfd. (acquired 6/23/15, cost $12,764) (Private)(F)(RES)(NON)	1,662	11,488

Oportun Financial Corp. Ser. F-1, zero % cv. pfd. (acquired 6/23/15, cost $35,793) (Private)(F)(RES)(NON)	12,559	32,214

Oportun Financial Corp. Ser. G, zero % cv. pfd. (acquired 6/23/15, cost $45,261) (Private)(F)(RES)(NON)	15,881	40,735

Oportun Financial Corp. Ser. H, 8.00% cv. pfd. (acquired 2/6/15, cost $72,763) (Private)(F)(RES)(NON)	25,555	65,486

Total convertible preferred stocks (cost $185,871)		$167,284

SHORT-TERM INVESTMENTS (8.3%)(a)
	Shares	Value

Putnam Short Term Investment Fund 0.44%(AFF)	10,516,890	$10,516,890

Total short-term investments (cost $10,516,890)		$10,516,890

TOTAL INVESTMENTS

Total investments (cost $131,419,893)(b)		$135,946,788

FORWARD CURRENCY CONTRACTS at 3/31/16 (aggregate face value $2,881,727) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Barclays Bank PLC
	Canadian Dollar	Sell	4/20/16	$425,270	$400,967	$(24,303)
Citibank, N.A.
	Euro	Sell	6/15/16	235,264	227,636	(7,628)
Credit Suisse International
	British Pound	Sell	6/15/16	860,218	842,242	(17,976)
JPMorgan Chase Bank N.A.
	British Pound	Sell	6/15/16	409,279	400,760	(8,519)
	Canadian Dollar	Sell	4/20/16	471,008	440,157	(30,851)
State Street Bank and Trust Co.
	Canadian Dollar	Sell	4/20/16	7,238	6,761	(477)
	Euro	Sell	6/15/16	310,645	296,571	(14,074)
	Israeli Shekel	Sell	4/20/16	261,755	251,025	(10,730)
WestPac Banking Corp.
	Canadian Dollar	Sell	4/20/16	15,631	15,608	(23)

Total						$(114,581)

TBA SALE COMMITMENTS OUTSTANDING at 3/31/16 (proceeds receivable $2,096,680) (Unaudited)

	Principal	Settlement
Agency	amount	date	Value

Federal National Mortgage Association, 3 1/2s, April 1, 2046	$2,000,000	5/25/16	$2,097,188

Total			$2,097,188

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 3/31/16 (Unaudited)

		Upfront		Payments	Total return	Unrealized
Swap counterparty/		premium	Termination	received (paid) by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	or paid by fund	(depreciation)

JPMorgan Chase Bank N.A.
baskets	2,964	$—	7/16/16	(3 month USD-LIBOR-BBA plus 0.30%)	A basket (JPCMPTMD) of common stocks	$(2,571)

Total		$—	$(2,571)

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period
GMTN	Global Medium Term Notes
G.O. Bonds	General Obligation Bonds
IO	Interest Only
MTN	Medium Term Notes
REGS	Securities sold under Regulation S may not be offered, sold or delivered within the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
TBA	To Be Announced Commitments

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2106 through March 31, 2016 (the reporting period). Within the following notes to the portfolio, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $126,461,206.
(b)	The aggregate identified cost on a tax basis is $131,984,654, resulting in gross unrealized appreciation and depreciation of $10,595,107 and $6,632,973, respectively, or net unrealized appreciation of $3,962,134.
(NON)	This security is non-income-producing.
(RES)	This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $238,387, or 0.2% of net assets.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Short Term Investment Fund, which is under common ownership and control, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Short Term Investment Fund*	$11,927,885	$6,219,666	$7,630,661	$11,869	$10,516,890
* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
(R)	Real Estate Investment Trust.
At the close of the reporting period, the fund maintained liquid assets totaling $7,494,685 to cover certain derivative contracts, and delayed delivery securities.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.

Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
Total return swap contracts: The fund entered into OTC total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to manage exposure to sepcific securities, and to gain exposure to a basket of securities.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund's maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty.
For the fund's average notional amount on OTC total return swap contracts, see the appropriate table at the end of these footnotes.
TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
The fund may also enter into TBA sale commitments to hedge its portfolio positions to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
Unsettled TBA commitments are valued at their fair value according to the procedures described under "Security valuation" above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio.
Collateral pledged by the fund is segregated by the fund's custodian and identified in the fund's portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund's net position with each counterparty.
With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund's net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty's long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund's counterparties to elect early termination could impact the fund's future derivative activity.
At the close of the reporting period, the fund had a net liability position of $117,152 on open derivative contracts subject to the Master Agreements. There was no collateral posted by the fund at period end for these agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Basic materials	$2,952,829	$406,739	$—
Capital goods	3,523,601	87,656	—
Communication services	4,166,079	—	—
Conglomerates	989,510	—	—
Consumer cyclicals	9,587,973	—	—
Consumer staples	8,305,404	—	32,969
Energy	4,484,678	573,992	—
Financials	11,528,186	306,364	38,134
Health care	10,067,631	—	—
Miscellaneous	38,409	—	—
Technology	15,824,461	—	—
Transportation	1,103,330	—	—
Utilities and power	2,933,240	—	—
Total common stocks	75,505,331	1,374,751	71,103
Convertible preferred stocks	—	—	167,284
Corporate bonds and notes	—	20,189,227	—
Mortgage-backed securities	—	2,031,814	59,305
Municipal bonds and notes	—	171,391	—
U.S. government and agency mortgage obligations	—	13,185,263	—
U.S. treasury obligations	—	12,674,429	—
Short-term investments	10,516,890	—	—

Totals by level	$86,022,221	$49,626,875	$297,692

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$(114,581)	$—
TBA sale commitments	—	(2,097,188)	—
Total return swap contracts	—	(2,571)	—

Totals by level	$—	$(2,214,340)	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
During the reporting period, transfers within the fair value hierarchy, if any (other than certain transfers involving non-U.S. equity securities as described in the Security valuation note above), did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Foreign exchange contracts	—	114,581
Equity contracts	—	2,571

Total	$—	$117,152

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Forward currency contracts (contract amount)		$17,400,000
OTC total return swap contracts (notional)		$1,200,000

	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(d)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.

		Barclays Bank PLC	Citibank, N.A.	Credit Suisse International	JPMorgan Chase Bank N.A.	State Street Bank and Trust Co.	Total

	Assets:
	OTC Total return swap contracts*#	—	—	—	—	—	—
	Forward currency contracts#	—	—	—	—	—	—

	Total Assets	$—	$—	$—	$—	$—	$—

	Liabilities:
	OTC Total return swap contracts*#	—	—	—	2,571	—	2,571
	Forward currency contracts#	24,303	7,628	17,976	39,370	25,281	114,581

	Total Liabilities	$24,303	$7,628	$17,976	$41,941	$25,281	$117,152

	Total Financial and Derivative Net Assets	$(24,303)	$(7,628)	$(17,976)	$(41,941)	$(25,281)	$(117,152)
	Total collateral received (pledged)##†	$—	$—	$—	$—	$—
	Net amount	$(24,303)	$(7,628)	$(17,976)	$(41,941)	$(25,281)

*	Excludes premiums, if any.

†	Additional collateral may be required from certain brokers based on individual agreements.

#	Covered by master netting agreement.

##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Variable Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: May 27, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: May 27, 2016

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: May 27, 2016